Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Revaluation of deferred tax assets due to change in tax rates	$ 3,603,000	$ 3,603,000	$ 0	$ 0
Revaluation of deferred tax assets due to change in tax rates	697,000	(697,000)	0	0
Federal income tax benefits		$ 19,354,000	14,841,000	13,762,000
Statutory income tax rate (as a percent)		34.00%
Income tax expense related to the realized gain and loss, respectively, on sale of securities		$ (67,000)	176,000	71,000
Accrued or recognized interest or penalties related to uncertain tax positions	0	0	$ 0	$ 0
Unrecognized tax benefits	0	$ 0
Period for change of unrecognized tax benefits		12 months
Deferred tax asset that we did not prevail on all uncertain tax position	$ 9,300,000	$ 9,300,000